INCOME TAX (Restated, see Note 2) (Tables)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Schedule of Company's net deferred tax assets

Significant components of the Company’s consolidated deferred tax assets and liabilities at December 31, 2020 and 2019 are as follows at (in thousands):

	At December 31,
	2020	2019
Deferred tax assets:
Federal net operating loss carryforwards	$24,730	$21,903
State net operating loss carryforwards	7,207	6,425
Equity compensation	4,353	3,520
Accruals and reserves	26	17
Uncollected grants	712	—
Investment in subsidiaries	3,931	3,575
Research credits	1,298	1,267
Other assets	46	84
Deferred rent	600	700
Total deferred tax assets	42,903	37,491
Valuation allowance	(37,427)	(28,329)
Total deferred tax assets net of valuation allowance	5,476	9,162
Deferred tax liabilities:
Intangible assets and amortization	(4,680)	(5,255)
Right-of-Use asset	(591)	(696)
Other liabilities	(204)	—
Total deferred tax liabilities	(5,476)	(5,951)
Net deferred tax assets	$—	$3,211

Schedule of income tax provision

The (benefit from) provision for income taxes consists of the following components during the years ended December 31, 2020 and 2019 (in thousands):

	Year Ended December 31,
	2020	2019
Current tax expense:
U.S. federal	$—	$—
Foreign	(24)	249
Total current tax expense	(24)	249
Deferred tax (benefit) expense:
U.S. federal	—	(4,137)
State	—	(1,645)
Foreign	2,063	129
Total deferred tax benefit	2,063	(5,653)
Total (benefit from) provision for income taxes	$2,039	$(5,404)

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

A reconciliation setting forth the differences between the effective tax rates of the Company for the years ended December 31, 2020 and 2019 and the U.S. federal statutory tax rate is as follows:

	Year Ended
	December 31,
	2020	2019
U.S. Federal income tax provision expense at statutory rate	21.0%	21.0%
Effect of nondeductible stock-based compensation	(1.9)%	(0.7)%
Foreign rate differential	2.2%	(0.3)%
Mark to market of warrant liabilities	(1.3)%	2.6%
State taxes net of federal benefit	4.5%	6.5%
Non-deductible financing expenses	0.4%	(1.3)%
Valuation allowance	(38.2)%	(28.2)%
Valuation allowance release related to IP transaction (see Note 11)	—	20.4%
Investment transfer	6.8%	—
Other differences	(0.4)%	(1.2)%
US federal and state research credits	1.6%	1.1%
Uncertain tax positions	(1.1)%	—
Foreign earnings includible in US	(2.0)%	(0.8)%
Effective income tax rate	(8.5)%	19.1%

CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Schedule of Company's net deferred tax assets

December 31,
2020
Deferred tax assets (liabilities)
Net operating loss carryforward	$36,961
Startup and organizational costs	472,542
Unrealized gain on marketable securities	(43,985)
Total deferred tax assets	465,518
Valuation Allowance	(465,518)
Deferred tax assets, net of allowance	$—

Schedule of income tax provision

For the Period
from
February 14, 2020
(Inception)
Through
December 31,
2020
Federal
Current	$—
Deferred	(465,518)

State and Local
Current	—
Deferred	—

Change in valuation allowance	465,518

Income tax provision	$—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

December 31,
2020
Statutory federal income tax rate	21.0%
Change in fair value of warrants	(17.1)%
Transaction costs incurred in connection with warrant liabilities	(0.9)%
Valuation allowance	(3.0)%
Income tax provision	0.0%